Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Trading Symbol	VLRX
Entity Registrant Name	Valeritas Holdings Inc.
Entity Central Index Key	0001619250
Entity Filer Category	Smaller Reporting Company